EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Description of detailed information about earnings per share
	2019	2018	2017
	US$’000	US$’000	US$’000
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group	(43,487)	(20,640)	(60,812)
Effect of dilutive potential on ordinary share	-	-	-
Earnings for the purposes of diluted earnings per share	(43,487)	(20,640)	(60,812)

Number of shares for the purpose of calculating basic and diluted earnings per share

	2019	2018	2017
Issued ordinary shares as at 1 January (i)	19,063,833	19,063,833	19,063,833
Effect of treasury shares held	41,168	-	-
Weighted average number of ordinary shares as at 31 December	19,022,665	19,063,833	19,063,833

	US$	US$	US$
Basic and diluted loss per share	(2.29)	(1.08)	(3.19)

(i)
Basic and diluted loss per share for the year ended December 30, 2017 were calculated assuming the number of shares issued as at June 18, 2018 (the date of the Spin-off) to provide comparative figures to the 2018 results.

Description of impairment effects on earnings per share
The following table summarises that effect on both basic and diluted earnings per share, arising from changes in accounting policies:

	Impact on profit for the year from continuing operations	Impact on basic loss per share	Impact on diluted loss per share
	US$’000	US$’000	US$’000
31 December 2019
Impact of the adoption of IFRS 16	1,144	(0.06)	(0.06)

31 December 2018
Impact of the adoption of IFRS 15	(423)	(0.02)	(0.02)
Impact of the adoption of IFRS 9	(51)	*	*
	(474)	(0.02)	(0.02)

*	Amount is less than US$0.01